  Nationwide(R) VLI
 Separate Account-4
    June 30, 1999


[LOGO]
THE BEST OF AMERICA(R)
AMERICA'S FUTURE Life Series(SM)

                                                     '99
                                                SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------

                                                              [LOGO]
                                               Nationwide Life Insurance Company
                                                   Home Office: Columbus, Ohio

                                     [LOGO]
                        NATIONWIDE LIFE INSURANCE COMPANY
                 ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215-2220

                                   [PICTURE]
                               PRESIDENT'S MESSAGE

            On behalf of Nationwide Life Insurance Company, we are pleased to present the 1999 semi-annual report of the Nationwide VLI Separate Account-4.

            Equity investments performed well during the first half of 1999 with the major market indices showing double-digit gains. Fixed income investments did not fare as well during this period in the face of the Federal Reserve's inflation cautiousness. The Fed is mindful of the resilient U.S. economy and the increasingly tight labor pool that portends future wage inflation. Accordingly, we have seen a ratcheting-up of short-term interest rates to dampen the momentum of the current expansion. How aggressively the Fed may react to the perceived inflation threat only adds uncertainty to the already jittery equity markets. Over the long term, however, a slower but sustainable rate of growth, with low inflation, provides a favorable environment for further advances in financial assets.

            At mid-year, we are pleased to report that all the mission-critical systems used to service our variable annuity and variable life business have been internally inventoried, assessed and tested as being Year 2000 compliant. We are currently contacting our critical business partners to determine if they will be Year 2000 compliant. Contingency plans are being developed and are to be completed by the end of the third quarter. All these steps are being taken to assure that Nationwide Financial will be able to continue to serve your financial needs into the Year 2000 and beyond.

            Thank you for selecting Nationwide Financial to help you achieve your financial planning and retirement savings goals. You have our commitment to provide the consistent, high quality service you expect and deserve.

                              /s/ Joseph J. Gasper
                           Joseph J. Gasper, President
                                 August 19, 1999

--------------------------------------------------------------------------------

                        NATIONWIDE VLI SEPARATE ACCOUNT-4

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                  JUNE 30, 1999
                                   (UNAUDITED)


ASSETS:
   Investments at market value:
      American Century VP - American Century VP Income & Growth (ACVPIncGr)
         520,712 shares (cost $3,554,218) ..........................................   $ 3,874,095
      American Century VP - American Century VP International (ACVPInt)
         644,056 shares (cost $4,835,822) ..........................................     5,268,380
      American Century VP - American Century VP Value (ACVPValue)
         177,163 shares (cost $1,142,641) ..........................................     1,202,937
      The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)
         101,072 shares (cost $3,155,207) ..........................................     3,542,585
      Dreyfus Stock Index Fund (DryStkIx)
         1,200,647 shares (cost $38,972,793) .......................................    43,355,380
      Dreyfus VIF - Capital Appreciation Portfolio (DryCapAp)
         210,986 shares (cost $7,650,372) ..........................................     8,190,474
      Federated Insurance Series - Quality Bond Fund II (FedQualBd)
         188 shares (cost $1,850) ..................................................         1,850
      Fidelity VIP - Equity-Income Portfolio - Service Class (FidVIPEI)
         398,533 shares (cost $9,723,107) ..........................................    10,844,072
      Fidelity VIP - Growth Portfolio - Service Class (FidVIPGr)
         288,164 shares (cost $12,277,925) .........................................    13,154,671
      Fidelity VIP - High Income Portfolio - Service Class (FidVIPHI)
         509,025 shares (cost $5,714,722) ..........................................     5,731,621
      Fidelity VIP - Overseas Portfolio - Service Class (FidVIPOv)
         242,432 shares (cost $4,751,617) ..........................................     5,035,308
      Fidelity VIP-II - Contrafund Portfolio - Service Class (FidVIPCon)
         455,601 shares (cost $10,685,825) .........................................    11,872,955
      Fidelity VIP-III - Growth Opportunities Portfolio - Service Class (FidVIPGrOp)
         263,754 shares (cost $5,729,313) ..........................................     6,229,872
      Morgan Stanley - Emerging Markets Debt Portfolio (VKMSEmMkt)
         66,760 shares (cost $432,687) .............................................       459,978
      Nationwide SAT - Balanced Fund (NSATBal)
         159,044 shares (cost $1,678,747) ..........................................     1,752,663
      Nationwide SAT - Capital Appreciation Fund (NSATCapAp)
         439,467 shares (cost $11,358,151) .........................................    13,043,389
      Nationwide SAT - Equity Income Fund (NSATEqInc)
         34,038 shares (cost $386,338) .............................................       428,195
      Nationwide SAT - Global Equity Fund (NSATGlobEq)
         281,157 shares (cost $3,469,353) ..........................................     3,565,066
      Nationwide SAT - Government Bond Fund (NSATGvtBd)
         1,156,650 shares (cost $13,446,364) .......................................    12,873,517
      Nationwide SAT - High Income Bond Fund (NSATHIncBd)
         143,439 shares (cost $1,439,602) ..........................................     1,421,480
      Nationwide SAT - Money Market Fund (NSATMyMkt)
         58,467,087 shares (cost $58,467,087) ......................................    58,467,087



      Nationwide SAT - Multi Sector Bond Fund (NSATMSecBd)
         360,760 shares (cost $3,497,568) .............................      3,398,362
      Nationwide SAT - Select Advisers Mid Cap Fund (NSATMidCap)
         36,819 shares (cost $376,161) ................................        444,403
      Nationwide SAT - Small Cap Growth Fund (NSATSmCapGr)
         100,000 shares (cost $1,000,000) .............................      1,127,000
      Nationwide SAT - Small Cap Value Fund (NSATSmCapV)
         246,103 shares (cost $2,256,823) .............................      2,729,282
      Nationwide SAT - Small Company Fund (NSATSmCo)
         211,727 shares (cost $3,206,176) .............................      3,648,049
      Nationwide SAT - Strategic Growth Fund (NSATStrGro)
         81,213 shares (cost $991,686) ................................      1,192,204
      Nationwide SAT - Strategic Value Fund (NSATStrVal)
         63,232 shares (cost $603,624) ................................        681,008
      Nationwide SAT - Total Return Fund (NSATTotRe)
         757,107 shares (cost $13,868,437) ............................     15,361,710
      Neuberger & Berman AMT - Guardian Portfolio (NBAMTGuard)
         144,737 shares (cost $2,030,219) .............................      2,340,398
      Neuberger & Berman AMT - Mid-Cap Growth Portfolio (NBAMTMCGr)
         186,346 shares (cost $2,783,694) .............................      3,093,351
      Neuberger & Berman AMT - Partners Portfolio (NBAMTPart)
         309,987 shares (cost $5,651,554) .............................      6,422,938
      Oppenheimer VAF - Aggressive Growth Fund (OppAggGro)
         51,889 shares (cost $2,302,528) ..............................      2,814,975
      Oppenheimer VAF - Growth Fund (OppGro)
         128,469 shares (cost $4,569,137) .............................      5,235,112
      Oppenheimer VAF - Growth & Income Fund (OppGrInc)
         132,181 shares (cost $2,658,871) .............................      3,066,610
      Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt)
         98,754 shares (cost $811,801) ................................      1,026,053
      Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)
         27,851 shares (cost $276,115) ................................        298,280
      Van Kampen LIT -
      Morgan Stanley Real Estate Securities Portfolio (VKMSRESec)
         96,203 shares (cost $1,256,816) ..............................      1,336,265
      Warburg Pincus Trust - Growth & Income Portfolio (WPGrInc)
         58,123 shares (cost $661,722) ................................        768,964
      Warburg Pincus Trust - International Equity Portfolio (WPIntEq)
         106,803 shares (cost $1,171,016) .............................      1,254,934
      Warburg Pincus Trust - Post Venture Capital Portfolio (WPPVenCap)
         28,395 shares (cost $333,205) ................................        377,086
                                                                          ------------
            Total investments .........................................    266,932,559
   Accounts receivable ................................................             --
                                                                          ------------
            Total assets ..............................................    266,932,559
ACCOUNTS PAYABLE ......................................................         95,090
                                                                          ------------
CONTRACT OWNERS' EQUITY (NOTE 7) ......................................   $266,837,469
                                                                          ============


See accompanying notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                        NATIONWIDE VLI SEPARATE ACCOUNT-4

         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY

                 SIX MONTH PERIODS ENDED JUNE 30, 1999 AND 1998
                                   (UNAUDITED)

                                                              Total                          ACVPIncGr                 ACVPint
                                                  ------------------------------  ------------------------------   -------------
                                                       1999             1998            1999            1998            1999
                                                  --------------  --------------  --------------  --------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends .........................  $    2,559,662          83,937             345               -               -
  Mortality and expense charges (note 3)........        (453,669)        (14,192)         (5,238)            (16)         (8,418)
                                                  --------------  --------------  --------------  --------------   -------------
    Net investment income.......................       2,105,993          69,745          (4,893)            (16)         (8,418)
                                                  --------------  --------------  --------------  --------------   -------------

  Proceeds from mutual fund shares sold.........      44,164,640       2,519,975         314,418             273         159,686
  Cost of mutual fund shares sold...............     (43,669,232)     (2,517,456)       (259,983)           (269)       (166,796)
                                                  --------------  --------------  --------------  --------------   -------------
    Realized gain (loss) on investments.........         495,408           2,519          54,435               4          (7,110)
  Change in unrealized gain (loss) on investments     11,542,778          76,508         194,869             207         272,790
                                                  --------------  --------------  --------------  --------------   -------------
    Net gain (loss) on investments..............      12,038,186          79,027         249,304             211         265,680
                                                  --------------  --------------  --------------  --------------   -------------
  Reinvested capital gains......................       1,619,138          12,598               -               -               -
                                                  --------------  --------------  --------------  --------------   -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations........      15,763,317         161,370         244,411             195         257,262
                                                  --------------  --------------  --------------  --------------   -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners.............................     156,401,203      18,500,157         512,140           1,661         664,116
  Transfers between funds.......................               -          (1,152)      2,084,556           9,171       2,059,973
  Surrenders....................................        (322,152)              -          (3,296)              -            (268)
  Death benefits ...............................         (44,682)              -               -               -            (962)
  Policy loans (net of repayments) (note 5) ....      (2,087,373)        (23,672)        (89,687)              -            (962)
  Deductions for surrender charges (note 2d) ...         (73,956)              -            (757)              -             (61)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c)...........................     (10,788,592)       (441,186)       (108,639)           (678)       (189,529)
                                                  --------------  --------------  --------------  --------------   -------------
      Net equity transactions...................     143,084,448      18,034,147       2,394,317          10,154       2,532,307
                                                  --------------  --------------  --------------  --------------   -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY...........     158,847,765      18,195,517       2,638,728          10,349       2,789,569
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ....     107,989,704               -       1,235,436               -       2,478,773
                                                  --------------  --------------  --------------  --------------   -------------
CONTRACT OWNERS' EQUITY END OF PERIOD...........  $  266,837,469      18,195,517       3,874,164          10,349       5,268,342
                                                  ==============  ==============  ==============  ==============   =============


                                                      ACVPint               ACVPValue
                                                  --------------  ------------------------------
                                                       1998            1999            1998
                                                  --------------  --------------  --------------
INVESTMENT ACTIVITY:
  Reinvested dividends .........................             355           9,053             168
  Mortality and expense charges (note 3)........            (165)         (2,388)            (51)
                                                  --------------  --------------  --------------
    Net investment income.......................             190           6,665             117
                                                  --------------  --------------  --------------

  Proceeds from mutual fund shares sold.........          64,097         295,226             534
  Cost of mutual fund shares sold...............         (61,854)       (284,769)           (545)
                                                  --------------  --------------  --------------
    Realized gain (loss) on investments.........           2,243          10,457             (11)
  Change in unrealized gain (loss) on investments          8,220          32,019          (2,244)
                                                  --------------  --------------  --------------
    Net gain (loss) on investments..............          10,463          42,476          (2,255)
                                                  --------------  --------------  --------------
  Reinvested capital gains......................           3,645          85,768           1,997
                                                  --------------  --------------  --------------
      Net increase (decrease) in contract owners'
        equity resulting from operations........          14,298         134,909            (141)
                                                  --------------  --------------  --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners.............................         132,213         176,091          32,868
  Transfers between funds.......................          83,098         322,081          33,857
  Surrenders....................................               -            (304)              -
  Death benefits ...............................               -               -               -
  Policy loans (net of repayments) (note 5) ....               -          (3,899)              -
  Deductions for surrender charges (note 2d) ...               -             (70)              -
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c)...........................          (2,933)        (52,837)         (1,189)
                                                  --------------  --------------  --------------
      Net equity transactions...................         212,378         441,062          65,536
                                                  --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY...........         226,676         575,971          65,395
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ....               -         626,960               -
                                                  --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD...........         226,676       1,202,931          65,395
                                                  ==============  ==============  ==============


                        NATIONWIDE VLI SEPARATE ACCOUNT-4

         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY

                 SIX MONTH PERIODS ENDED JUNE 30, 1999 AND 1998
                                   (UNAUDITED)


                                                             DrySRGro                        DryStkix                 DryCapAp
                                                  ------------------------------  ------------------------------   -------------
                                                       1999             1998            1999            1998            1999
                                                  --------------  --------------  --------------  --------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends .........................  $            -               -         189,209           4,686             266
  Mortality and expense charges (note 3)........          (5,944)           (131)        (62,893)           (522)        (10,913)
                                                  --------------  --------------  --------------  --------------   -------------
    Net investment income.......................          (5,944)           (131)        126,316           4,164         (10,647)
                                                  --------------  --------------  --------------  --------------   -------------

  Proceeds from mutual fund shares sold.........         120,939           1,346         291,895             265         176,810
  Cost of mutual fund shares sold...............        (108,188)         (1,257)       (262,192)           (248)       (156,849)
                                                  --------------  --------------  --------------  --------------   -------------
    Realized gain (loss) on investments.. ......          12,751              89          29,703              17          19,961
  Change in unrealized gain (loss) on investments        279,024           6,892       2,927,568          16,966         389,360
                                                  --------------  --------------  --------------  --------------   -------------
    Net gain (loss) on investments..............         291,775           6,981       2,957,271          16,983         409,321
                                                  --------------  --------------  --------------  --------------   -------------
  Reinvested capital gains......................               -               -         117,757           2,002               -
                                                  --------------  --------------  --------------  --------------   -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations........         285,831           6,850       3,201,344          23,149         398,674
                                                  --------------  --------------  --------------  --------------   -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners.............................         832,645          87,657       6,615,300         206,258       1,038,097
  Transfers between funds.......................       1,226,600          70,981      20,648,078         568,680       5,451,223
  Surrenders....................................          (1,662)              -         (45,916)              -            (422)
  Death benefits ...............................               -               -          (5,779)              -               -
  Policy loans (net of repayments) (note 5) ....          (3,215)              -         (49,573)              -         (13,901)
  Deductions for surrender charges (note 2d) ...            (381)              -         (10,541)              -             (97)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c)...........................        (169,150)         (3,968)     (1,371,572)        (16,990)       (230,341)
                                                  --------------  --------------  --------------  --------------   -------------
      Net equity transactions...................       1,884,837         154,670      25,779,997         757,948       6,244,559
                                                  --------------  --------------  --------------  --------------   -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY...........       2,170,668         161,520      28,981,341         781,097       6,643,233
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ....       1,371,928               -      14,374,570               -       1,548,425
                                                  --------------  --------------  --------------  --------------   -------------
CONTRACT OWNERS' EQUITY END OF PERIOD...........  $    3,542,596         161,520      43,355,911         781,097       8,191,658
                                                  ==============  ==============  ==============  ==============   =============



                                                     DryCapAp                FedQualBd
                                                  --------------  ------------------------------
                                                       1998            1999            1998
                                                  --------------  --------------  --------------
INVESTMENT ACTIVITY:
  Reinvested dividends .........................               -               -               -
  Mortality and expense charges (note 3)........             (64)              -               -
                                                  --------------  --------------  --------------
    Net investment income.......................             (64)              -               -
                                                  --------------  --------------  --------------

  Proceeds from mutual fund shares sold.........             320               -               -
  Cost of mutual fund shares sold...............            (307)              -               -
                                                  --------------  --------------  --------------
    Realized gain (loss) on investments.. ......              13               -               -
  Change in unrealized gain (loss) on investments          1,699               -               -
                                                  --------------  --------------  --------------
    Net gain (loss) on investments..............           1,712               -               -
                                                  --------------  --------------  --------------
  Reinvested capital gains......................               -               -               -
                                                  --------------  --------------  --------------
      Net increase (decrease) in contract owners'
        equity resulting from operations........           1,648               -               -
                                                  --------------  --------------  --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners.............................          36,429               -               -
  Transfers between funds.......................          27,018           1,849               -
  Surrenders....................................               -               -               -
  Death benefits ...............................               -               -               -
  Policy loans (net of repayments) (note 5) ....               -               -               -
  Deductions for surrender charges (note 2d) ...               -               -               -
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c)...........................          (2,171)              -               -
                                                  --------------  --------------  --------------
      Net equity transactions...................          61,276           1,849               -
                                                  --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY...........          62,924           1,849               -
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ....               -               -               -
                                                  --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD...........          62,924           1,849               -
                                                  ==============  ==============  ==============

                                                                                    (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-4

         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY

                 SIX MONTH PERIODS ENDED JUNE 30, 1999 AND 1998
                                   (UNAUDITED)


                                                              FidVIPEI                        FidVIPGr                 FidVIPHI
                                                   ------------------------------  ------------------------------   -------------
                                                        1999             1998            1999            1998            1999
                                                   --------------  --------------  --------------  --------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends .........................   $       97,065               -           8,639               -         364,862
  Mortality and expense charges (note 3)........          (19,550)           (329)        (19,033)           (172)         (8,272)
                                                   --------------  --------------  --------------  --------------   -------------
    Net investment income.......................           77,515            (329)        (10,394)           (172)        356,590
                                                   --------------  --------------  --------------  --------------   -------------

  Proceeds from mutual fund shares sold.........          538,948             598         549,969             148         363,495
  Cost of mutual fund shares sold...............         (515,249)           (584)       (491,307)           (140)       (409,632)
                                                   --------------  --------------  --------------  --------------   -------------
    Realized gain (loss) on investments.. ......           23,699              14          58,662               8         (46,137)
  Change in unrealized gain (loss) on investments         671,783             645         396,062           7,596         (20,396)
                                                   --------------  --------------  --------------  --------------   -------------
    Net gain (loss) on investments..............          695,482             659         454,724           7,604         (66,533)
                                                   --------------  --------------  --------------  --------------   -------------
  Reinvested capital gains......................          214,564               -         543,154               -          13,640
                                                   --------------  --------------  --------------  --------------   -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations........          987,561             330         987,484           7,432         303,697
                                                   --------------  --------------  --------------  --------------   -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners.............................        1,566,458         133,058       2,261,598          57,519         705,210
  Transfers between funds.......................        3,062,490         416,247       6,908,299         187,661       1,419,320
  Surrenders....................................          (42,023)              -         (16,552)              -          (8,278)
  Death benefits ...............................                -               -               -               -          (3,510)
  Policy loans (net of repayments) (note 5) ....          (16,338)              -         (31,688)              -          (3,888)
  Deductions for surrender charges (note 2d) ...           (9,647)              -          (3,800)              -          (1,901)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c)...........................         (473,507)        (12,521)       (520,436)         (6,160)       (203,503)
                                                   --------------  --------------  --------------  --------------   -------------
      Net equity transactions...................        4,087,433         536,784       8,597,421         239,020       1,903,450
                                                   --------------  --------------  --------------  --------------   -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY...........        5,074,994         537,114       9,584,905         246,452       2,207,147
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ....        5,769,362               -       3,567,895               -       3,524,476
                                                   --------------  --------------  --------------  --------------   -------------
CONTRACT OWNERS' EQUITY END OF PERIOD...........   $   10,844,356         537,114      13,152,800         246,452       5,731,623
                                                   ==============  ==============  ==============  ==============   =============


                                                     FidVIPHI               FidVIPOv
                                                  --------------  ------------------------------
                                                       1998            1999            1998
                                                  --------------  --------------  --------------
INVESTMENT ACTIVITY:
  Reinvested dividends .........................               -          21,110               -
  Mortality and expense charges (note 3)........            (247)         (7,043)            (96)
                                                  --------------  --------------  --------------
    Net investment income.......................            (247)         14,067             (96)
                                                  --------------  --------------  --------------

  Proceeds from mutual fund shares sold.........             203       1,996,357             743
  Cost of mutual fund shares sold...............            (198)     (1,902,122)           (725)
                                                  --------------  --------------  --------------
    Realized gain (loss) on investments.. ......               5          94,235              18
  Change in unrealized gain (loss) on investments              4         215,378            (696)
                                                  --------------  --------------  --------------
    Net gain (loss) on investments..............               9         309,613            (678)
                                                  --------------  --------------  --------------
  Reinvested capital gains......................               -          34,048               -
                                                  --------------  --------------  --------------
      Net increase (decrease) in contract owners'
        equity resulting from operations........            (238)        357,728            (774)
                                                  --------------  --------------  --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners.............................         199,669         263,487          29,968
  Transfers between funds.......................         153,686       3,449,111          70,326
  Surrenders....................................               -            (134)              -
  Death benefits ...............................               -               -               -
  Policy loans (net of repayments) (note 5) ....               -          (3,333)              -
  Deductions for surrender charges (note 2d) ...               -             (31)              -
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c)...........................          (7,813)       (105,852)         (3,532)
                                                  --------------  --------------  --------------
      Net equity transactions...................         345,542       3,603,248          96,762
                                                  --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY...........         345,304       3,960,976          95,988
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ....               -       1,074,715               -
                                                  --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD...........         345,304       5,035,691          95,988
                                                  ==============  ==============  ==============

                                       8

                        NATIONWIDE VLI SEPARATE ACCOUNT-4

         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY

                 SIX MONTH PERIODS ENDED JUNE 30, 1999 AND 1998
                                   (UNAUDITED)


                                                            FidVIPCon                       FidVIPGrOp               VKMSEmMkt
                                                  ------------------------------  ------------------------------   -------------
                                                       1999            1998            1999            1998            1999
                                                  --------------  --------------  --------------  --------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends .........................  $       26,713               -          28,246               -               -
  Mortality and expense charges (note 3)........         (18,455)           (257)        (10,058)           (105)           (499)
                                                  --------------  --------------  --------------  --------------   -------------
    Net investment income.......................           8,258            (257)         18,188            (105)           (499)
                                                  --------------  --------------  --------------  --------------   -------------

  Proceeds from mutual fund shares sold.........         387,570             931         148,702             386          41,666
  Cost of mutual fund shares sold...............        (340,408)           (902)       (138,969)           (377)        (39,559)
                                                  --------------  --------------  --------------  --------------   -------------
    Realized gain (loss) on investments.........          47,162              29           9,733               9           2,107
  Change in unrealized gain (loss) on investments        538,717          16,287         237,759           2,047          34,614
                                                  --------------  --------------  --------------  --------------   -------------
    Net gain (loss) on investments..............         585,879          16,316         247,492           2,056          36,721
                                                  --------------  --------------  --------------  --------------   -------------
  Reinvested capital gains......................         195,897               -          55,207               -               -
                                                  --------------  --------------  --------------  --------------   -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations........         790,034          16,059         320,887           1,951          36,222
                                                  --------------  --------------  --------------  --------------   -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners.............................       2,006,414         124,447       1,032,001          41,926          37,535
  Transfers between funds.......................       4,828,912         352,366       2,700,468         102,131         240,333
  Surrenders....................................         (13,617)              -         (11,730)              -             (12)
  Death benefits ...............................          (3,073)              -          (5,534)              -               -
  Policy loans (net of repayments) (note 5) ....          (9,438)              -          (3,328)              -            (298)
  Deductions for surrender charges (note 2d) ...          (3,126)              -          (2,693)              -              (3)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c)...........................        (467,740)         (8,898)       (219,814)         (3,512)        (11,298)
                                                  --------------  --------------  --------------  --------------   -------------
      Net equity transactions...................       6,338,332         467,915       3,489,370         140,545         266,257
                                                  --------------  --------------  --------------  --------------   -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY...........       7,128,366         483,974       3,810,257         142,496         302,479
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ....       4,744,546               -       2,419,614               -         157,510
                                                  --------------  --------------  --------------  --------------   -------------
CONTRACT OWNERS' EQUITY END OF PERIOD...........  $   11,872,912         483,974       6,229,871         142,496         459,989
                                                  ==============  ==============  ==============  ==============   =============


                                                    VKMSEmMkt                 NSATBal
                                                  --------------  ------------------------------
                                                      1998            1999            1998
                                                  --------------  --------------  --------------
INVESTMENT ACTIVITY:
  Reinvested dividends .........................               -          25,497             629
  Mortality and expense charges (note 3)........             (13)         (3,045)            (54)
                                                  --------------  --------------  --------------
    Net investment income.......................             (13)         22,452             575
                                                  --------------  --------------  --------------

  Proceeds from mutual fund shares sold.........             669         100,061             203
  Cost of mutual fund shares sold...............            (670)        (95,076)           (202)
                                                  --------------  --------------  --------------
    Realized gain (loss) on investments.........              (1)          4,985               1
  Change in unrealized gain (loss) on investments           (791)         51,109            (151)
                                                  --------------  --------------  --------------
    Net gain (loss) on investments..............            (792)         56,094            (150)
                                                  --------------  --------------  --------------
  Reinvested capital gains......................               -              24               -
                                                  --------------  --------------  --------------
      Net increase (decrease) in contract owners'
        equity resulting from operations........            (805)         78,570             425
                                                  --------------  --------------  --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners.............................           9,498         283,243          42,101
  Transfers between funds.......................           5,908         736,828          33,676
  Surrenders....................................               -          (2,842)              -
  Death benefits ...............................               -               -               -
  Policy loans (net of repayments) (note 5) ....               -          (1,766)              -
  Deductions for surrender charges (note 2d) ...               -            (652)              -
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c)...........................            (406)        (72,021)           (896)
                                                  --------------  --------------  --------------
      Net equity transactions...................          15,000         942,790          74,881
                                                  --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY...........          14,195       1,021,360          75,306
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ....               -         731,439               -
                                                  --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD...........          14,195       1,752,799          75,306
                                                  ==============  ==============  ==============

                                                                                    (Continued)


                        NATIONWIDE VLI SEPARATE ACCOUNT-4

         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY

                 SIX MONTH PERIODS ENDED JUNE 30, 1999 AND 1998
                                   (UNAUDITED)


                                                          NSATCapAp                       NSATEqinc                NSATGlobEq
                                                ------------------------------  ------------------------------   -------------
                                                     1999             1998            1999            1998           1999
                                                --------------  --------------  --------------  --------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends .......................  $       29,197             718             831               5           8,358
  Mortality and expense charges (note 3)......         (23,198)           (242)           (762)             (1)         (2,234)
                                                --------------  --------------  --------------  --------------   -------------
    Net investment income.....................           5,999             476              69               4           6,124
                                                --------------  --------------  --------------  --------------   -------------

  Proceeds from mutual fund shares sold.......         245,412             258          40,779               -          30,576
  Cost of mutual fund shares sold.............        (238,207)           (245)        (36,588)              -         (29,256)
                                                --------------  --------------  --------------  --------------   -------------
    Realized gain (loss) on investments.......           7,205              13           4,191               -           1,320
  Change in unrealized gain (loss) on investments    1,215,972           9,642          26,837              52          57,525
                                                --------------  --------------  --------------  --------------   -------------
    Net gain (loss) on investments............       1,223,177           9,655          31,028              52          58,845
                                                --------------  --------------  --------------  --------------   -------------
  Reinvested capital gains....................               -               -             202               -           1,868
                                                --------------  --------------  --------------  --------------   -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations......       1,229,176          10,131          31,299              56          66,837
                                                --------------  --------------  --------------  --------------   -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners...........................       2,213,028         116,824          41,817             258         202,445
  Transfers between funds.....................       4,024,027         255,494         128,384           2,605       2,858,333
  Surrenders..................................         (39,415)              -             (28)              -          (3,121)
  Death benefits .............................          (1,334)              -               -               -          (6,264)
  Policy loans (net of repayments) (note 5) ..         (41,758)              -               -               -            (441)
  Deductions for surrender charges (note 2d) .          (9,049)              -              (7)              -            (717)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c).........................        (644,801)        (12,442)        (17,230)           (142)        (45,932)
                                                --------------  --------------  --------------  --------------   -------------
      Net equity transactions.................       5,500,698         359,876         152,936           2,721       3,004,303
                                                --------------  --------------  --------------  --------------   -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY.........       6,729,874         370,007         184,235           2,777       3,071,140
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ..       6,313,574               -         244,014               -         493,998
                                                --------------  --------------  --------------  --------------   -------------
CONTRACT OWNERS' EQUITY END OF PERIOD.........  $   13,043,448         370,007         428,249           2,777       3,565,138
                                                ==============  ==============  ==============  ==============   =============


                                                  NSATGlobEq              NSATGvtBd
                                                --------------  ------------------------------
                                                     1998            1999            1998
                                                --------------  --------------  --------------
INVESTMENT ACTIVITY:
  Reinvested dividends .......................             163         327,163           3,794
  Mortality and expense charges (note 3)......             (23)        (20,769)           (148)
                                                --------------  --------------  --------------
    Net investment income.....................             140         306,394           3,646
                                                --------------  --------------  --------------

  Proceeds from mutual fund shares sold.......             345         569,121             702
  Cost of mutual fund shares sold.............            (343)       (590,441)           (708)
                                                --------------  --------------  --------------
    Realized gain (loss) on investments.......               2         (21,320)             (6)
  Change in unrealized gain (loss) on investments          (82)       (488,411)           (566)
                                                --------------  --------------  --------------
    Net gain (loss) on investments............             (80)       (509,731)           (572)
                                                --------------  --------------  --------------
  Reinvested capital gains....................               -               -               -
                                                --------------  --------------  --------------
      Net increase (decrease) in contract owners'
        equity resulting from operations......              60        (203,337)          3,074
                                                --------------  --------------  --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners...........................           9,873         992,725         136,989
  Transfers between funds.....................          17,116       7,668,165          56,866
  Surrenders..................................               -          (3,001)              -
  Death benefits .............................               -               -               -
  Policy loans (net of repayments) (note 5) ..               -          (1,175)              -
  Deductions for surrender charges (note 2d) .               -            (689)              -
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c).........................            (982)       (276,820)         (2,105)
                                                --------------  --------------  --------------
      Net equity transactions.................          26,007       8,379,205         191,750
                                                --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY.........          26,067       8,175,868         194,824
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ..               -       4,697,908               -
                                                --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD.........          26,067      12,873,776         194,824
                                                ==============  ==============  ==============

                        NATIONWIDE VLI SEPARATE ACCOUNT-4

         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY

                 SIX MONTH PERIODS ENDED JUNE 30, 1999 AND 1998
                                   (UNAUDITED)

                                                           NSATHIncBd                      NSATMyMkt                NSATMSecBd
                                                 ------------------------------  ------------------------------   -------------
                                                      1999            1998            1999            1998            1999
                                                 --------------  --------------  --------------  --------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends .......................   $       51,377             818       1,106,181          68,985          76,442
  Mortality and expense charges (note 3)......           (2,260)            (35)       (127,883)         (9,850)         (3,062)
                                                 --------------  --------------  --------------  --------------   -------------
    Net investment income.....................           49,117             783         978,298          59,135          73,380
                                                 --------------  --------------  --------------  --------------   -------------

  Proceeds from mutual fund shares sold.......          233,450             400      32,946,620       2,437,959         155,959
  Cost of mutual fund shares sold.............         (232,403)           (401)    (32,946,620)     (2,437,959)       (155,603)
                                                 --------------  --------------  --------------  --------------   -------------
    Realized gain (loss) on investments.......            1,047              (1)              -               -             356
  Change in unrealized gain (loss) on investments       (26,063)           (435)              -               -         (99,986)
                                                 --------------  --------------  --------------  --------------   -------------
    Net gain (loss) on investments............          (25,016)           (436)              -               -         (99,630)
                                                 --------------  --------------  --------------  --------------   -------------
  Reinvested capital gains....................              647               -               -               -               -
                                                 --------------  --------------  --------------  --------------   -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations......           24,748             347         978,298          59,135         (26,250)
                                                 --------------  --------------  --------------  --------------   -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners...........................          193,498          21,117     124,540,161      16,224,265         238,893
  Transfers between funds.....................          277,035          14,484     (87,612,063)     (4,830,482)      2,330,900
  Surrenders..................................             (247)              -         (23,560)              -            (133)
  Death benefits .............................                -               -               -               -          (2,397)
  Policy loans (net of repayments) (note 5) ..             (287)              -      (1,549,078)        (23,672)         (3,443)
  Deductions for surrender charges (note 2d) .              (57)              -          (5,408)              -             (31)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c).........................          (44,247)           (543)     (3,127,264)       (299,120)        (61,726)
                                                 --------------  --------------  --------------  --------------   -------------
      Net equity transactions.................          425,695          35,058      32,222,788      11,070,991       2,502,063
                                                 --------------  --------------  --------------  --------------   -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY.........          450,443          35,405      33,201,086      11,130,126       2,475,813
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ..          971,017               -      25,135,081               -         922,533
                                                 --------------  --------------  --------------  --------------   -------------
CONTRACT OWNERS' EQUITY END OF PERIOD.........   $    1,421,460          35,405      58,336,167      11,130,126       3,398,346
                                                 ==============  ==============  ==============  ==============   =============


                                                   NSATMSecBd              NSATMidCap
                                                 --------------  ------------------------------
                                                     1998            1999            1998
                                                 --------------  --------------  --------------
INVESTMENT ACTIVITY:
  Reinvested dividends .......................            1,830             805              56
  Mortality and expense charges (note 3)......              (93)           (890)            (10)
                                                 --------------  --------------  --------------
    Net investment income.....................            1,737             (85)             46
                                                 --------------  --------------  --------------

  Proceeds from mutual fund shares sold.......                -          44,295             128
  Cost of mutual fund shares sold.............                -         (41,898)           (127)
                                                 --------------  --------------  --------------
    Realized gain (loss) on investments.......                -           2,397               1
  Change in unrealized gain (loss) on investments        (1,585)         38,426             314
                                                 --------------  --------------  --------------
    Net gain (loss) on investments............           (1,585)         40,823             315
                                                 --------------  --------------  --------------
  Reinvested capital gains....................                -               -               -
                                                 --------------  --------------  --------------
      Net increase (decrease) in contract owners'
        equity resulting from operations......              152          40,738             361
                                                 --------------  --------------  --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners...........................           89,421          23,407           3,481
  Transfers between funds.....................           27,886          96,171          20,118
  Surrenders..................................                -             (10)              -
  Death benefits .............................                -               -               -
  Policy loans (net of repayments) (note 5) ..                -               -               -
  Deductions for surrender charges (note 2d) .                -              (2)              -
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c).........................           (1,343)        (14,645)           (517)
                                                 --------------  --------------  --------------
      Net equity transactions.................          115,964         104,921          23,082
                                                 --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY.........          116,116         145,659          23,443
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ..                -         298,717               -
                                                 --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD.........          116,116         444,376          23,443
                                                 ==============  ==============  ==============

                                                                                   (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-4

         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY

                 SIX MONTH PERIODS ENDED JUNE 30, 1999 AND 1998
                                   (UNAUDITED)



                                                                NSATSmCapGr                    NSATSmCapV                NSATSmCo
                                                     ------------------------------  ------------------------------   -------------
                                                          1999             1998            1999            1998            1999
                                                     --------------  --------------  --------------  --------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................   $            -               -               -               -               -
  Mortality and expense charges (note 3)..........                -               -          (3,995)            (29)         (6,145)
                                                     --------------  --------------  --------------  --------------   -------------
    Net investment income.........................                -               -          (3,995)            (29)         (6,145)
                                                     --------------  --------------  --------------  --------------   -------------

  Proceeds from mutual fund shares sold...........                -               -         274,983             110         387,985
  Cost of mutual fund shares sold.................                -               -        (242,633)           (109)       (392,254)
                                                     --------------  --------------  --------------  --------------   -------------
    Realized gain (loss) on investments.. ........                -               -          32,350               1          (4,269)
  Change in unrealized gain (loss) on investments           127,000               -         353,856            (900)        308,899
                                                     --------------  --------------  --------------  --------------   -------------
    Net gain (loss) on investments................          127,000               -         386,206            (899)        304,630
                                                     --------------  --------------  --------------  --------------   -------------
  Reinvested capital gains........................                -               -          79,340               -               -
                                                     --------------  --------------  --------------  --------------   -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations..........          127,000               -         461,551            (928)        298,485
                                                     --------------  --------------  --------------  --------------   -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners...............................        1,000,000               -         241,558           9,892         497,006
  Transfers between funds.........................                -               -       1,087,965          36,023       1,372,683
  Surrenders......................................                -               -            (129)              -            (466)
  Death benefits .................................                -               -          (2,704)              -               -
  Policy loans (net of repayments) (note 5) ......                -               -          (1,138)              -          (7,498)
  Deductions for surrender charges (note 2d) .....                -               -             (30)              -            (107)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c).............................                -               -         (89,863)           (948)       (122,428)
                                                     --------------  --------------  --------------  --------------   -------------
      Net equity transactions.....................        1,000,000               -       1,235,659          44,967       1,739,190
                                                     --------------  --------------  --------------  --------------   -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY.............        1,127,000               -       1,697,210          44,039       2,037,675
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ......                -               -       1,032,337               -       1,610,449
                                                     --------------  --------------  --------------  --------------   -------------
CONTRACT OWNERS' EQUITY END OF PERIOD.............   $    1,127,000               -       2,729,547          44,039       3,648,124
                                                     ==============  ==============  ==============  ==============   =============



                                                       NSATSmCo               NSATStrGro
                                                    --------------  ------------------------------
                                                         1998            1999            1998
                                                    --------------  --------------  --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................               -               -               -
  Mortality and expense charges (note 3)..........            (176)         (1,488)            (69)
                                                    --------------  --------------  --------------
    Net investment income.........................            (176)         (1,488)            (69)
                                                    --------------  --------------  --------------

  Proceeds from mutual fund shares sold...........             249         144,582             495
  Cost of mutual fund shares sold.................            (235)       (125,833)           (495)
                                                    --------------  --------------  --------------
    Realized gain (loss) on investments.. ........              14          18,749               -
  Change in unrealized gain (loss) on investments           (2,085)        151,672           3,699
                                                    --------------  --------------  --------------
    Net gain (loss) on investments................          (2,071)        170,421           3,699
                                                    --------------  --------------  --------------
  Reinvested capital gains........................               -               -               -
                                                    --------------  --------------  --------------
      Net increase (decrease) in contract owners'
        equity resulting from operations..........          (2,247)        168,933           3,630
                                                    --------------  --------------  --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners...............................         114,502         147,071          47,047
  Transfers between funds.........................         111,643         494,262          21,161
  Surrenders......................................               -          (3,472)              -
  Death benefits .................................               -               -               -
  Policy loans (net of repayments) (note 5) ......               -          (3,430)              -
  Deductions for surrender charges (note 2d) .....               -            (797)              -
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c).............................          (5,726)        (38,416)         (1,536)
                                                    --------------  --------------  --------------
      Net equity transactions.....................         220,419         595,218          66,672
                                                    --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY.............         218,172         764,151          70,302
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ......               -         428,087               -
                                                    --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD.............         218,172       1,192,238          70,302
                                                    ==============  ==============  ==============

                        NATIONWIDE VLI SEPARATE ACCOUNT-4

         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY

                 SIX MONTH PERIODS ENDED JUNE 30, 1999 AND 1998
                                   (UNAUDITED)



                                                           NSATStrVal                       NSATTotRe                NBAMTGuard
                                                  ------------------------------  ------------------------------   -------------
                                                      1999             1998            1999            1998            1999
                                                  --------------  --------------  --------------  --------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends .........................  $        2,489              56          47,876           1,463           3,977
  Mortality and expense charges (note 3)........          (1,139)            (17)        (30,762)           (375)         (3,262)
                                                  --------------  --------------  --------------  --------------   -------------
    Net investment income.......................           1,350              39          17,114           1,088             715
                                                  --------------  --------------  --------------  --------------   -------------

  Proceeds from mutual fund shares sold.........          88,539             176         463,542           1,425          83,618
  Cost of mutual fund shares sold...............         (82,284)           (177)       (455,690)         (1,322)        (74,291)
                                                  --------------  --------------  --------------  --------------   -------------
    Realized gain (loss) on investments.........           6,255              (1)          7,852             103           9,327
  Change in unrealized gain (loss) on investments         33,504          (1,210)      1,209,437           1,711         227,293
                                                  --------------  --------------  --------------  --------------   -------------
    Net gain (loss) on investments..............          39,759          (1,211)      1,217,289           1,814         236,620
                                                  --------------  --------------  --------------  --------------   -------------
  Reinvested capital gains......................           7,914               -           4,930               -               -
                                                  --------------  --------------  --------------  --------------   -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations........          49,023          (1,172)      1,239,333           2,902         237,335
                                                  --------------  --------------  --------------  --------------   -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners.............................          51,478           6,006       3,269,865         200,078          77,167
  Transfers between funds.......................         250,989          27,850       3,783,209         389,047         897,236
  Surrenders....................................             (45)              -         (50,099)              -          (3,199)
  Death benefits ...............................               -               -          (1,369)              -               -
  Policy loans (net of repayments) (note 5) ....               -               -        (205,862)              -             231
  Deductions for surrender charges (note 2d) ...             (10)              -         (11,501)              -            (734)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c)...........................         (16,293)           (611)       (921,645)        (17,284)        (63,461)
                                                  --------------  --------------  --------------  --------------   -------------
      Net equity transactions...................         286,119          33,245       5,862,598         571,841         907,240
                                                  --------------  --------------  --------------  --------------   -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY...........         335,142          32,073       7,101,931         574,743       1,144,575
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ....         345,974               -       8,293,822               -       1,195,874
                                                  --------------  --------------  --------------  --------------   -------------
CONTRACT OWNERS' EQUITY END OF PERIOD...........  $      681,116          32,073      15,395,753         574,743       2,340,449
                                                  ==============  ==============  ==============  ==============   =============




                                                    NBAMTGuard               NBAMTMCGr
                                                  --------------  ------------------------------
                                                      1998            1999            1998
                                                  --------------  --------------  --------------
INVESTMENT ACTIVITY:
  Reinvested dividends .........................               -               -               -
  Mortality and expense charges (note 3)........              (5)         (5,011)            (73)
                                                  --------------  --------------  --------------
    Net investment income.......................              (5)         (5,011)            (73)
                                                  --------------  --------------  --------------

  Proceeds from mutual fund shares sold.........              32         401,621             660
  Cost of mutual fund shares sold...............             (33)       (366,395)           (649)
                                                  --------------  --------------  --------------
    Realized gain (loss) on investments.........              (1)         35,226              11
  Change in unrealized gain (loss) on investments            587         133,372           3,348
                                                  --------------  --------------  --------------
    Net gain (loss) on investments..............             586         168,598           3,359
                                                  --------------  --------------  --------------
  Reinvested capital gains......................               -          37,807               -
                                                  --------------  --------------  --------------
      Net increase (decrease) in contract owners'
        equity resulting from operations........             581         201,394           3,286
                                                  --------------  --------------  --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners.............................             490         772,982          19,431
  Transfers between funds.......................          18,476       1,494,164          96,198
  Surrenders....................................               -            (224)              -
  Death benefits ...............................               -               -               -
  Policy loans (net of repayments) (note 5) ....               -            (463)              -
  Deductions for surrender charges (note 2d) ...               -             (51)              -
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c)...........................            (285)       (115,531)         (2,423)
                                                  --------------  --------------  --------------
      Net equity transactions...................          18,681       2,150,877         113,206
                                                  --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY...........          19,262       2,352,271         116,492
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ....               -         741,146               -
                                                  --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD...........          19,262       3,093,417         116,492
                                                  ==============  ==============  ==============


                                                                                    (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-4

         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY

                 SIX MONTH PERIODS ENDED JUNE 30, 1999 AND 1998
                                   (UNAUDITED)

                                                             NBAMTPart                       OppAggGro                   OppGro
                                                   ------------------------------  ------------------------------   -------------
                                                        1999             1998            1999            1998            1999
                                                   --------------  --------------  --------------  --------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................  $       56,853             114               0              26          10,044
  Mortality and expense charges (note 3).........         (11,609)           (373)         (4,407)            (77)         (8,685)
                                                   --------------  --------------  --------------  --------------   -------------
    Net investment income........................          45,244            (259)         (4,407)            (51)          1,359
                                                   --------------  --------------  --------------  --------------   -------------

  Proceeds from mutual fund shares sold..........         481,298             449         126,521             778         136,905
  Cost of mutual fund shares sold................        (483,682)           (481)       (115,253)           (750)       (136,273)
                                                   --------------  --------------  --------------  --------------   -------------
    Realized gain (loss) on investments..........          (2,384)            (32)         11,268              28             632
  Change in unrealized gain (loss) on investments         516,251         (16,383)        357,043           3,606         410,878
                                                   --------------  --------------  --------------  --------------   -------------
    Net gain (loss) on investments...............         513,867         (16,415)        368,311           3,634         411,510
                                                   --------------  --------------  --------------  --------------   -------------
  Reinvested capital gains.......................          98,874           3,599               -             270         110,334
                                                   --------------  --------------  --------------  --------------   -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations.........         657,985         (13,075)        363,904           3,853         523,203
                                                   --------------  --------------  --------------  --------------   -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners..............................       1,021,328         156,876         672,775          49,498         965,480
  Transfers between funds........................         857,854         442,815         772,326          20,016       1,951,079
  Surrenders.....................................         (30,095)              -            (890)              -          (3,088)
  Death benefits ................................          (7,201)              -          (2,625)              -               -
  Policy loans (net of repayments) (note 5) .....          (3,883)              -          (9,863)              -         (16,133)
  Deductions for surrender charges (note 2d) ....          (6,909)              -            (204)              -            (709)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c)............................        (224,485)        (10,126)       (124,017)         (2,435)       (230,253)
                                                   --------------  --------------  --------------  --------------   -------------
      Net equity transactions....................       1,606,609         589,565       1,307,502          67,079       2,666,376
                                                   --------------  --------------  --------------  --------------   -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY............       2,264,594         576,490       1,671,406          70,932       3,189,579
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .....       4,158,315               -       1,143,530               -       2,045,491
                                                   --------------  --------------  --------------  --------------   -------------
CONTRACT OWNERS' EQUITY END OF PERIOD............  $    6,422,909         576,490       2,814,936          70,932       5,235,070
                                                   ==============  ==============  ==============  ==============   =============


                                                       OppGro                OppGrinc
                                                   --------------  ------------------------------
                                                        1998            1999            1998
                                                   --------------  --------------  --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................               8          10,187              29
  Mortality and expense charges (note 3).........            (104)         (5,332)           (101)
                                                   --------------  --------------  --------------
    Net investment income........................             (96)          4,855             (72)
                                                   --------------  --------------  --------------

  Proceeds from mutual fund shares sold..........              71         412,216             118
  Cost of mutual fund shares sold................             (74)       (449,292)           (113)
                                                   --------------  --------------  --------------
    Realized gain (loss) on investments..........              (3)        (37,076)              5
  Change in unrealized gain (loss) on investments          10,744         327,414           9,654
                                                   --------------  --------------  --------------
    Net gain (loss) on investments...............          10,741         290,338           9,659
                                                   --------------  --------------  --------------
  Reinvested capital gains.......................             101          17,163             645
                                                   --------------  --------------  --------------
      Net increase (decrease) in contract owners'
        equity resulting from operations.........          10,746         312,356          10,232
                                                   --------------  --------------  --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners..............................          42,315         486,840          44,812
  Transfers between funds........................         209,071         782,275         447,343
  Surrenders.....................................               -          (9,788)              -
  Death benefits ................................               -          (1,930)              -
  Policy loans (net of repayments) (note 5) .....               -          (8,491)              -
  Deductions for surrender charges (note 2d) ....               -          (2,247)              -
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c)............................          (3,534)       (120,038)         (1,405)
                                                   --------------  --------------  --------------
      Net equity transactions....................         247,852       1,126,621         490,750
                                                   --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY............         258,598       1,438,977         500,982
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .....               -       1,627,582               -
                                                   --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD............         258,598       3,066,559         500,982
                                                   ==============  ==============  ==============


                        NATIONWIDE VLI SEPARATE ACCOUNT-4

         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY

                 SIX MONTH PERIODS ENDED JUNE 30, 1999 AND 1998
                                   (UNAUDITED)


                                                         VEWrldEMkt                      VEWrldHAs                 VKMSRESec
                                               ------------------------------  ------------------------------   -------------
                                                     1999             1998            1999            1998           1999
                                               --------------  --------------  --------------  --------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ......................  $            -               -           2,469               -          54,408
  Mortality and expense charges (note 3).....          (1,336)            (17)           (800)             (4)         (2,339)
                                               --------------  --------------  --------------  --------------   -------------
    Net investment income....................          (1,336)            (17)          1,669              (4)         52,069
                                               --------------  --------------  --------------  --------------   -------------

  Proceeds from mutual fund shares sold......         262,457               -         167,248               -         333,476
  Cost of mutual fund shares sold............        (202,004)              -        (152,099)              -        (329,440)
                                               --------------  --------------  --------------  --------------   -------------
    Realized gain (loss) on investments......          60,453               -          15,149               -           4,036
  Change in unrealized gain (loss) on investments     195,905          (4,808)         24,267            (222)         52,143
                                               --------------  --------------  --------------  --------------   -------------
    Net gain (loss) on investments...........         256,358          (4,808)         39,416            (222)         56,179
                                               --------------  --------------  --------------  --------------   -------------
  Reinvested capital gains...................               -               -               -               -               -
                                               --------------  --------------  --------------  --------------   -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations.....         255,022          (4,825)         41,085            (226)        108,248
                                               --------------  --------------  --------------  --------------   -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners..........................          90,324           8,374          35,368           1,094         212,115
  Transfers between funds....................         425,791          33,368          82,837           2,125         456,135
  Surrenders.................................            (136)              -            (101)              -          (3,191)
  Death benefits ............................               -               -               -               -               -
  Policy loans (net of repayments) (note 5) .            (264)              -               -               -            (762)
  Deductions for surrender charges (note 2d)              (31)              -             (23)              -            (732)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c)........................         (33,929)           (764)        (14,830)           (272)       (152,576)
                                               --------------  --------------  --------------  --------------   -------------
      Net equity transactions................         481,755          40,978         103,251           2,947         510,989
                                               --------------  --------------  --------------  --------------   -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY........         736,777          36,153         144,336           2,721         619,237
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .         289,195               -         154,245               -         717,117
                                               --------------  --------------  --------------  --------------   -------------
CONTRACT OWNERS' EQUITY END OF PERIOD........  $    1,025,972          36,153         298,581           2,721       1,336,354
                                               ==============  ==============  ==============  ==============   =============


                                                  VKMSRESec               WPGrinc
                                               --------------  ------------------------------
                                                    1998            1999            1998
                                               --------------  --------------  --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ......................              34               -               -
  Mortality and expense charges (note 3).....             (67)         (1,633)            (13)
                                               --------------  --------------  --------------
    Net investment income....................             (33)         (1,633)            (13)
                                               --------------  --------------  --------------

  Proceeds from mutual fund shares sold......           3,901         302,385              45
  Cost of mutual fund shares sold............          (3,954)       (315,649)            (44)
                                               --------------  --------------  --------------
    Realized gain (loss) on investments......             (53)        (13,264)              1
  Change in unrealized gain (loss) on investments      (1,417)        101,373           7,761
                                               --------------  --------------  --------------
    Net gain (loss) on investments...........          (1,470)         88,109           7,762
                                               --------------  --------------  --------------
  Reinvested capital gains...................             339               -               -
                                               --------------  --------------  --------------
      Net increase (decrease) in contract owners'
        equity resulting from operations.....          (1,164)         86,476           7,749
                                               --------------  --------------  --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners..........................          52,502         187,821           2,432
  Transfers between funds....................          44,871        (195,661)        311,397
  Surrenders.................................               -            (180)              -
  Death benefits ............................               -               -               -
  Policy loans (net of repayments) (note 5) .               -               -               -
  Deductions for surrender charges (note 2d)                -             (41)              -
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c)........................          (1,904)        (29,377)           (566)
                                               --------------  --------------  --------------
      Net equity transactions................          95,469         (37,438)        313,263
                                               --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY........          94,305          49,038         321,012
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .               -         719,928               -
                                               --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD........          94,305         768,966         321,012
                                               ==============  ==============  ==============

                                                                                 (Continued)


                        NATIONWIDE VLI SEPARATE ACCOUNT-4

         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY

                 SIX MONTH PERIODS ENDED JUNE 30, 1999 AND 1998
                                   (UNAUDITED)



                                                                WPintEq                        WPPVenCap
                                                    ------------------------------  ------------------------------
                                                         1999             1998            1999            1998
                                                    --------------  --------------  --------------  --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................  $            -               -               -               -
  Mortality and expense charges (note 3)..........          (2,164)            (54)           (755)            (14)
                                                    --------------  --------------  --------------  --------------
    Net investment income.........................          (2,164)            (54)           (755)            (14)
                                                    --------------  --------------  --------------  --------------

  Proceeds from mutual fund shares sold...........         244,373             766         100,937             192
  Cost of mutual fund shares sold.................        (226,385)           (757)        (77,660)           (202)
                                                    --------------  --------------  --------------  --------------
    Realized gain (loss) on investments...........          17,988               9          23,277             (10)
  Change in unrealized gain (loss) on investments           53,595          (2,929)         13,920           1,331
                                                    --------------  --------------  --------------  --------------
    Net gain (loss) on investments................          71,583          (2,920)         37,197           1,321
                                                    --------------  --------------  --------------  --------------
  Reinvested capital gains........................               -               -               -               -
                                                    --------------  --------------  --------------  --------------
      Net increase (decrease) in contract owners'
        equity resulting from operations..........          69,419          (2,974)         36,442           1,307
                                                    --------------  --------------  --------------  --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners...............................         160,783           6,576          70,933             732
  Transfers between funds.........................         475,685          79,382         100,098          29,169
  Surrenders......................................            (259)              -            (219)              -
  Death benefits .................................               -               -               -               -
  Policy loans (net of repayments) (note 5) ......          (1,648)              -            (673)              -
  Deductions for surrender charges (note 2d) .....             (60)              -             (50)              -
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c).............................         (47,012)         (2,168)        (15,534)           (338)
                                                    --------------  --------------  --------------  --------------
      Net equity transactions.....................         587,489          83,790         154,555          29,563
                                                    --------------  --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY.............         656,908          80,816         190,997          30,870
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ......         598,023               -         186,098               -
                                                    --------------  --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD.............  $    1,254,931          80,816         377,095          30,870
                                                    ==============  ==============  ==============  ==============

See accompanying notes to financial statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                        NATIONWIDE VLI SEPARATE ACCOUNT-4

                          NOTES TO FINANCIAL STATEMENTS

                                  JUNE 30, 1999
                                   (UNAUDITED)

(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     (a) Organization and Nature of Operations

         The Nationwide VLI Separate Account-4 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on December 3, 1997. The Account has been registered as a unit investment trust under the Investment Company Act of 1940.

         The Company offers Flexible Premium Variable Life Insurance Policies through the Account.

     (b) The Contracts

         Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of policy charges, and note 3 for asset charges.

         Contract owners may invest in the following:

              Portfolios of the American Century Variable Portfolios, Inc. (American Century VP);
                American Century VP - American Century VP Income & Growth (ACVPIncGr)
                American Century VP - American Century VP International
                (ACVPInt)
                American Century VP - American Century VP Value (ACVPValue)

              The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)

              Dreyfus Stock Index Fund (DryStkIx)

              Portfolio of the Dreyfus Variable Investment Fund (Dreyfus VIF);
                Dreyfus VIF - Capital Appreciation Portfolio (DryCapAp)

              Federated Insurance Series - Quality Bond Fund II (FedQualBd)

              Portfolios of the Fidelity Variable Insurance Products Fund (Fidelity VIP);
                Fidelity VIP - Equity-Income Portfolio - Service Class
                (FidVIPEI)
                Fidelity VIP - Growth Portfolio - Service Class (FidVIPGr) Fidelity VIP - High Income Portfolio - Service Class (FidVIPHI) Fidelity VIP - Overseas Portfolio - Service Class (FidVIPOv)

              Portfolio of the Fidelity Variable Insurance Products Fund II (Fidelity VIP-II);
                Fidelity VIP-II - Contrafund Portfolio - Service Class
                (FidVIPCon)

              Portfolio of the Fidelity Variable Insurance Products Fund III
                (Fidelity VIP-III);
                Fidelity VIP-III - Growth Opportunities Portfolio - Service
                 Class (FidVIPGrOp)

              Portfolio of the Morgan Stanley Universal Funds, Inc. (Morgan Stanley);
                Morgan Stanley - Emerging Markets Debt Portfolio (VKMSEmMkt)

              Funds of the Nationwide Separate Account Trust (Nationwide SAT) (managed for a fee by an affiliated investment advisor);
                Nationwide SAT - Balanced Fund (NSATBal)
                Nationwide SAT - Capital Appreciation Fund (NSATCapAp) Nationwide SAT - Equity Income Fund (NSATEqInc)
                Nationwide SAT - Global Equity Fund (NSATGlobEq)
                Nationwide SAT - Government Bond Fund (NSATGvtBd)
                Nationwide SAT - High Income Bond Fund (NSATHIncBd) Nationwide SAT - Money Market Fund (NSATMyMkt)
                Nationwide SAT - Multi Sector Bond Fund (NSATMSecBd)

                Nationwide SAT - Select Advisers Mid Cap Fund (NSATMidCap) Nationwide SAT - Small Cap Growth Fund (NSATSmCapGr) Nationwide SAT - Small Cap Value Fund (NSATSmCapV) Nationwide SAT - Small Company Fund (NSATSmCo)
                Nationwide SAT - Strategic Growth Fund (NSATStrGro) Nationwide SAT - Strategic Value Fund (NSATStrVal) Nationwide SAT - Total Return Fund (NSATTotRe)

              Portfolios of the Neuberger & Berman Advisers Management Trust (Neuberger &Berman AMT);
                Neuberger & Berman AMT - Guardian Portfolio (NBAMTGuard) Neuberger & Berman AMT - Mid-Cap Growth Portfolio (NBAMTMCGr) Neuberger & Berman AMT - Partners Portfolio (NBAMTPart)

              Funds of the Oppenheimer Variable Account Funds (Oppenheimer VAF);
                Oppenheimer VAF - Aggressive Growth Fund (OppAggGro)
                Oppenheimer VAF - Growth Fund (OppGro)
                Oppenheimer VAF - Growth & Income Fund (OppGrInc)

              Funds of the Van Eck Worldwide Insurance Trust (Van Eck WIT);
                Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt) Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)

              Portfolio of the Van Kampen Life Investment Trust (Van
              Kampen LIT);
                Van Kampen LIT - Morgan Stanley Real Estate Securities Portfolio (VKMSRESec)

              Portfolios of the Warburg Pincus Trust;
                Warburg Pincus Trust - Growth & Income Portfolio (WPGrInc) Warburg Pincus Trust - International Equity Portfolio (WPIntEq) Warburg Pincus Trust - Post Venture Capital Portfolio (WPPVenCap)

         At June 30, 1999, contract owners have invested in all of the above funds. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

         A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

         Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c) Security Valuation, Transactions and Related Investment Income

         The market value of the underlying mutual funds is based on the closing net asset value per share at June 30, 1999. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d) Federal Income Taxes

         Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

         The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e) Use of Estimates in the Preparation of Financial Statements

         The preparation of financial statements in conformity with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(2)  POLICY CHARGES

     (a) Deductions from Premium

         On flexible premium life insurance contracts, the Company deducts a charge for state premium taxes not to exceed 2.5% of all premiums received to cover the payment of these premium taxes. Additionally, the Company deducts a front-end sales load of up to 3.5% from each premium payment received. The Company may at its sole discretion reduce this sales loading.

     (b) Cost of Insurance

         A cost of insurance charge is assessed monthly against each contract. The amount of the charge is based upon age, sex, rate class and net amount at risk (death benefit less total contract value).

     (c) Administrative Charges

         For flexible premium contracts, the Company currently deducts a monthly administrative charge of $10 during the first policy year and $5 per month thereafter (may deduct up to $7.50, maximum) to recover policy maintenance, accounting, record keeping and other administrative expenses.

         The above charges are assessed against each contract by liquidating units.

     (d) Surrender Charges

         Policy surrenders result in a redemption of the contract value from the Account and payment of the surrender proceeds to the contract owner or designee. The surrender proceeds consist of the contract value, less any outstanding policy loans, and less a surrender charge, if applicable. The amount of the charge is based upon a specified percentage of the initial surrender charge which varies by issue age, sex and rate class. For flexible premium contracts, the charge is 100% of the initial surrender charge in the first year, declining to 30% of the initial surrender charge in the eighth year.

         No surrender charge is assessed on any contract surrendered after the eighth year.

         The Company may waive the surrender charge for certain contracts in which the sales expenses normally associated with the distribution of a contract are not incurred. No charges were deducted from the initial funding, or from earnings thereon.

(3)  ASSET CHARGES

     For America's FUTURE Life Series, the Company deducts a charge equal to an annual effective rate multiplied by the Cash Value attributable to the Variable Account. The annual effective rate is 0.60% for the first $25,000 of Cash Value attributable to the Variable Account, 0.30% for the next $225,000 of Cash Value attributable to the Variable Account and 0.10% for all Cash Value attributable to the Variable Account in excess of $250,000. This charge is assessed monthly against each contract by liquidating units.

     For Corporate Variable Universal Life Series, the Company deducts on a daily basis from the assets of the Variable Account, a charge to provide for mortality and expense risks. This charge is guaranteed not to exceed an annual effective rate of 0.75% of the daily net assets of the Variable Account. On a current basis this rate will be 0.40% during the first through fourth Policy Years, 0.25% during the fifth through twentieth Policy Years, and 0.10% thereafter. This charge is assessed through the daily unit value calculation.

(4)  DEATH BENEFITS

     Death benefits result in a redemption of the contract value from the Account and payment of the death benefit proceeds, less any outstanding policy loans and policy charges, to the legal beneficiary. The excess of the death benefit proceeds over the contract value on the date of death is paid by the Company's general account. There were no death benefits paid in the current year.

(5)  POLICY LOANS (NET OF REPAYMENTS)

     Contract provisions allow contract owners to borrow 90% of a policy's cash surrender value. Interest is charged on the outstanding loan and is due and payable in advance on the policy anniversary.

     At the time the loan is granted, the amount of the loan is transferred from the Account to the Company's general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Interest credited is paid by the Company's general account to the Account. Loan repayments result in a transfer of collateral including interest back to the Account.

(6)  RELATED PARTY TRANSACTIONS

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

(7)  COMPONENTS OF CONTRACT OWNERS' EQUITY

     The following is a summary of contract owners' equity at June 30, 1999.

                                                                                                                   PERIOD
   Contract owners' equity represented by:                   UNITS        UNIT VALUE                             RETURN(b)
                                                           ---------      -----------                            ---------

    The BEST of AMERICA(R) America's FUTURE Life Series(SM):
         American Century VP - American
            Century VP Income & Growth.....................  222,761      $ 13.924470          $ 3,101,828           10%
         American Century VP - American
            Century VP International.......................  391,411        12.748666            4,989,964            7%
         American Century VP - American
            Century VP Value...............................   86,763        11.859229            1,028,942           13%
         The Dreyfus Socially Responsible
            Growth Fund, Inc...............................  231,883        14.590723            3,383,341           13%
         Dreyfus Stock Index Fund..........................2,241,543        14.377543           32,227,884           12%
         Dreyfus VIF -
            Capital Appreciation Portfolio.................  308,665        13.999620            4,321,193            8%
         Federated Insurance Quality Bond Fund.............      187         9.889224                1,849           (1)%(a)
         Fidelity VIP - Equity-Income Portfolio -
            Service Class..................................  815,819        12.567727           10,252,990           13%
         Fidelity VIP - Growth Portfolio -
            Service Class..................................  739,415        15.939560           11,785,956           14%
         Fidelity VIP - High Income Portfolio -
            Service Class..................................  550,777        10.310987            5,679,054            8%
         Fidelity VIP - Overseas Portfolio -
            Service Class..................................  208,112        12.172640            2,533,272            8%
         Fidelity VIP-II - Contrafund Portfolio -
            Service Class..................................  776,953        14.446092           11,223,935           11%
         Fidelity VIP-III - Growth Opportunities
            Portfolio - Service Class......................  410,372        13.251757            5,438,150            6%
         Morgan Stanley -
            Emerging Markets Debt Portfolio................   56,712         8.089723              458,784           13%
         Nationwide SAT - Balanced Fund....................  144,724        11.450736            1,657,196            6%
         Nationwide SAT -
            Capital Appreciation Fund......................  877,342        14.546773           12,762,495           12%
         Nationwide SAT - Equity Income Fund...............   33,099        12.669477              419,347           10%
         Nationwide SAT - Global Equity Fund...............   72,943        12.943855              944,164            9%
         Nationwide SAT - Government Bond Fund.............  370,021        10.653833            3,942,144           (2)%
         Nationwide SAT - High Income Bond Fund............  111,500        10.869909            1,211,995            3%
         Nationwide SAT - Money Market Fund................2,998,912        10.769065           32,295,478            2%
         Nationwide SAT - Multi Sector Bond Fund...........  128,027        10.148365            1,299,260           (1)%
         Nationwide SAT -
            Select Advisers Mid Cap Fund...................   36,209        12.272537              444,376           11%
         Nationwide SAT - Small Cap Growth Fund............  100,000        11.270000            1,127,000           13%(a)
         Nationwide SAT - Small Cap Value Fund.............  224,171        11.987635            2,687,280           24%
         Nationwide SAT - Small Company Fund...............  278,534        10.870654            3,027,847            8%
         Nationwide SAT - Strategic Growth Fund............   81,722        14.378067            1,175,004           25%

                                                                                                                 (Continued)




         Nationwide SAT - Strategic Value Fund............    62,424        10.911118              681,116            9%
         Nationwide SAT - Total Return Fund............... 1,174,786        13.076437           15,362,015           11%
         Neuberger & Berman AMT -
            Guardian Portfolio............................   143,791        15.438418            2,219,906           17%
         Neuberger & Berman AMT -
            Mid-Cap Growth Portfolio......................   171,832        14.642312            2,516,018            5%
         Neuberger & Berman AMT -
            Partners Portfolio............................   496,471        11.804169            5,860,428           13%
         Oppenheimer VAF -
            Aggressive Growth Fund........................   179,872        13.597015            2,445,723           21%
         Oppenheimer VAF - Growth Fund....................   352,668        14.361654            5,064,902           16%
         Oppenheimer VAF -
            Growth & Income Fund..........................   220,137        12.003157            2,642,339           15%
         Van Eck WIT -
            Worldwide Emerging Markets Fund...............   104,166         9.612197            1,001,264           46%
         Van Eck WIT -
            Worldwide Hard Assets Fund....................    36,447         8.162502              297,499           18%
         Van Kampen LIT - Morgan Stanley
            Real Estate Securities Portfolio..............   138,283         9.589236            1,326,028            9%
         Warburg Pincus Trust -
            Growth & Income Portfolio.....................    36,933        12.922177              477,255           15%
         Warburg Pincus Trust -
            International Equity Portfolio................   108,833        11.263216            1,225,810            7%
         Warburg Pincus Trust -
            Post Venture Capital Portfolio................    29,610        12.007240              355,534           13%


      The BEST of AMERICA(R)
      Corporate Variable Universal Life Series(SM):
         American Century VP -
            Income & Growth...............................    64,734        11.930918              772,336           10%
         American Century VP - American
            Century VP International......................    26,600        10.465323              278,378            7%
         American Century VP - American
            Century VP Value..............................    16,436        10.585835              173,989           13%
         The Dreyfus Socially Responsible
            Growth Fund, Inc..............................    12,696        12.543738              159,255           13%
         Dreyfus Stock Index Fund.........................   901,456        12.344504           11,128,027           12%
         Dreyfus VIF -
            Capital Appreciation Portfolio................   327,171        11.830098            3,870,465            7%
         Fidelity VIP - Equity-Income Portfolio -
            Service Class.................................    53,083        11.140410              591,366           12%
         Fidelity VIP - Growth Portfolio -
            Service Class.................................    99,393        13.751919            1,366,844           14%
         Fidelity VIP - High Income Portfolio -
            Service Class.................................     5,423         9.693786               52,569            8%
         Fidelity VIP - Overseas Portfolio -
            Service Class.................................   244,020        10.254973            2,502,419            8%
         Fidelity VIP-II - Contrafund Portfolio -
            Service Class.................................    51,585        12.580736              648,977           11%


         Fidelity VIP-III - Growth Opportunities
            Portfolio - Service Class.....................    66,265        11.947796              791,721            6%
         Morgan Stanley Emerging Markets
            Debt Portfolio................................       158         7.626214                1,205           13%
         Nationwide SAT - Balanced Fund...................     9,032        10.584906               95,603            6%
         Nationwide SAT -
            Capital Appreciation Fund.....................    22,474        12.501259              280,953           12%
         Nationwide SAT - Equity Income Fund..............       766        11.620929                8,902           10%
         Nationwide SAT - Global Equity Fund..............   232,985        11.249540            2,620,974            8%
         Nationwide SAT - Government Bond Fund............   857,872        10.411381            8,931,632           (2)%
         Nationwide SAT - High Income Bond Fund...........    20,327        10.304749              209,465            3%
         Nationwide SAT - Money Market Fund............... 2,471,604        10.535947           26,040,689            2%
         Nationwide SAT - Multi Sector Bond Fund..........   212,826         9.862919            2,099,086           (1)%
         Nationwide SAT -
            Small Capital Value Fund......................     3,991        10.590528               42,267           23%
         Nationwide SAT - Small Company Fund..............    63,764         9.727700              620,277            7%
         Nationwide SAT - Strategic Growth Fund...........     1,308        13.175713               17,234           25%
         Nationwide SAT - Total Return Fund...............     3,009        11.212270               33,738           11%
         Neuberger & Berman AMT -
            Guardian Portfolio............................    11,030        10.928637              120,543           17%
         Neuberger & Berman AMT -
            Mid-Cap Growth Portfolio......................    48,717        11.852112              577,399            5%
         Neuberger & Berman AMT -
            Partners Portfolio............................    53,288        10.555488              562,481           13%
         Oppenheimer VAF -
            Aggressive Growth Fund........................    31,562        11.698025              369,213           21%
         Oppenheimer VAF - Growth Fund....................    13,811        12.321204              170,168           16%
         Oppenheimer VAF -
            Growth & Income Fund..........................    41,479        10.227355              424,220           14%
         Van Eck Worldwide Emerging
            Markets Fund..................................     2,683         9.209003               24,708           46%
         Van Eck WIT Worldwide Hard
            Assets Fund...................................       134         8.074329                1,082           18%
         Van Kampen LIT - Morgan Stanley
            Real Estate Securities Portfolio..............     1,068         9.668428               10,326            8%
         Warburg Pincus Trust -
            Growth & Income Portfolio.....................    25,512        11.434266              291,711           15%
         Warburg Pincus Trust International
            Equity Portfolio..............................     3,068         9.491713               29,121            7%
         Warburg Pincus Trust -
            Post Venture Capital Portfolio................     2,114        10.199319               21,561           13%
                                                            ========        =========        -------------
                                                                                             $ 266,837,469
                                                                                             =============



(a) This investment option was not being utilized for the entire period. Accordingly, the period return was computed for such period as the investment option was utilized.
(b) The period return does not include contract charges satisfied by surrending units.

--------------------------------------------------------------------------------

                                                                --------------
NATIONWIDE LIFE INSURANCE COMPANY                                  Bulk Rate
HOME OFFICE: ONE NATIONWIDE PLAZA - COLUMBUS, OHIO 43215-2220    U.S. Postage
                                                                     PAID
                                                                Columbus, Ohio
                                                                Permit No. 521
                                                                --------------






Nationwide(R) is a registered federal service mark of Nationwide Mutual Insurance Company